Prepayments and Other Current Assets - Summary of prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Prepaid rental and deposits	¥ 15,798	¥ 8,695
Prepayments to suppliers and other business related expenses	19,383	23,896
Receivables related to exercise of employee options	4,105	4,696
Costs to fulfill contracts with customers	5,087	89
Others	4,990	5,470
Total	¥ 49,363	¥ 42,846